Significant Accounting Policies (Details) - Schedule of supliers concentration risk	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Supplier A [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	39.80%	20.34%
Supplier B [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	18.64%
Supplier C [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	18.20%
Supplier D [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	16.02%
Supplier E [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage		45.91%
Supplier F [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	7.33%	14.09%
Accounts Payable [Member] | Supplier A [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage		0.75%
Accounts Payable [Member] | Supplier B [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	8.67%
Accounts Payable [Member] | Supplier C [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	7.76%
Accounts Payable [Member] | Supplier D [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	7.60%
Accounts Payable [Member] | Supplier E [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage		29.86%
Accounts Payable [Member] | Supplier F [Member]
Significant Accounting Policies (Details) - Schedule of supliers concentration risk [Line Items]
Supplier concentration risk, percentage	23.50%	7.37%